Expenses by nature - Disclosure of expenses by nature (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Expenses by nature [abstract]
Employee benefits	$ 3,011,923	$ 4,883,062	$ 4,746,316
Advertising and promotion	19,090	1,352,750	1,914,630
Consulting fees	2,743,272	1,315,917	1,138,782
Professional fees	940,667	1,028,240	778,337
Travel and conferences	804,481	518,140	246,418
R&D consulting and material costs, net	556,013	420,378	482,348
Depreciation and amortization	952,508	326,491	140,990
Impairment of intangible assets	1,174,354	0	0
Other expenses	691,566	266,822	252,961
Insurance	716,931	236,150	154,931
Transfer agent and listing fees	120,690	94,885	110,769
Royalty and license costs	305,918	0	287,000
M&A costs	0	0	0
Total expenses	12,037,413	10,442,835	10,253,482
Allocation to cost of sales: Employee benefits	(123,803)	(166,706)	(574,018)
Total operating expenses	$ 11,913,610	$ 10,276,129	$ 9,679,464